Warrant liability, Black-Scholes Option (Details)			12 Months Ended
	Jun. 15, 2021	Jan. 13, 2021	Dec. 31, 2022	Dec. 31, 2021 $ / shares
Private Placement [Member]
Warrant valuation assumptions [Abstract]
Expected life		2	0.04	1.04
Risk-free rate		0.16%	4.06%	0.95%
Volatility		136.00%	30.00%	195.00%
Dividend yield		0.00%	0.00%	0.00%
Public Bought Deal [Member]
Warrant valuation assumptions [Abstract]
Expected life	2		0.44	1.44
Risk-free rate	0.31%		4.06%	0.95%
Volatility	138.00%		126.00%	165.00%
Dividend yield	0.00%		0.00%	0.00%
Derecognition [Member] | Private Placement [Member]
Warrant valuation assumptions [Abstract]
Expected life				1.1
Risk-free rate				0.31%
Dividend yield				0.00%
Derecognition [Member] | Private Placement [Member] | Bottom of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)				$ 3.45
Warrant valuation assumptions [Abstract]
Volatility				142.00%
Derecognition [Member] | Private Placement [Member] | Top of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)				$ 15.1
Warrant valuation assumptions [Abstract]
Volatility				195.00%
Derecognition [Member] | Public Bought Deal [Member]
Warrant valuation assumptions [Abstract]
Expected life				1.5
Risk-free rate				0.31%
Dividend yield				0.00%
Derecognition [Member] | Public Bought Deal [Member] | Bottom of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)				$ 3.45
Warrant valuation assumptions [Abstract]
Volatility				139.00%
Derecognition [Member] | Public Bought Deal [Member] | Top of range [member]
Fair Values Options Using Option Pricing Model [Abstract]
Fair value of warrants exercised (in dollars per share)				$ 11.93
Warrant valuation assumptions [Abstract]
Volatility				165.00%